Capital lease obligations (Tables)	12 Months Ended
Dec. 31, 2018
Debt Instrument [Line Items]
Schedule of long-term debt
Capital lease obligations are summarized as follows:

	December 31, 2017	December 31, 2018
	US$	US$
Capital lease obligations, net of current maturities
Due to Minsheng	10,764,638	6,362,777
Due to related party - Shenzhen Zhong An	650,706	3,652,014

	11,415,344	10,014,791
Current maturities of capital lease obligations
Due to Minsheng	3,353,698	3,657,730
Due to related party - Shenzhen Zhong An	1,118,688	2,904,695

	4,472,386	6,562,425

Total capital lease obligations	15,887,730	16,577,216